Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,650,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,187.55
Total Offset Amount	0.00
Net Fee	$ 1,187.55
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A